Loss Per Share - Additional Information (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Warrant
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted EPS	17,680,187	17,134,458	22,518,894	19,633,911
Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted EPS	313,334	470,668	470,668	820,668
RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted EPS	5,965,022	4,463,757	5,056,270	3,293,337